Document Information	12 Months Ended
Dec. 31, 2025
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0001711375
Registrant Name	Loma Negra Compania Industrial Argentina Sociedad Anonima
Period End Date	Dec. 31, 2025
Reporting Currency	ARS
Alternative Reporting Regime	NR